Related party disclosure - Summary of Transactions And Balances With Other Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Salary advance	₨ 950	$ 13
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure of transactions between related parties [line items]
Contribution for activities related to corporate social responsibility	₨ 0		₨ 0	₨ 3
Key Managerial Personnel (KMP)
Disclosure of transactions between related parties [line items]
Salary advance			11
Salary advance			₨ 11